Stock-Based Compensation	12 Months Ended
Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Stock-Based Compensation

12. Stock-Based Compensation

All common stock share and per share amounts related to the Company's incentive plans have been retroactively adjusted to reflect the Transaction and reverse recapitalization as described in Note 3.

2014 Restricted Unit Plan

On March 4, 2014, Legacy Comera established the 2014 Restricted Unit Plan (the “2014 Plan”). A total of 2,500,000 incentive units were authorized as part of the 2014 Plan, under which participants would receive membership interests in Legacy Comera. The 2014 Plan was extinguished on April 30, 2021 as a result of the Reorganization.

2021 Stock Option and Grant Plan

On April 30, 2021, Legacy Comera established the 2021 Stock Option and Grant Plan (the “2021 Plan”), which provided for the grant of incentive stock options, non-statutory stock options, restricted stock awards, unrestricted stock awards and restricted stock units. In connection with the closing of the Transaction, option awards outstanding under the 2021 Plan were exchanged for options to purchase shares of CLS Holdings Common Stock (the “Exchanged Options”), with proportional adjustments to the number of shares underlying the options and the exercise price of the options approved by the compensation committee and board of directors of Legacy Comera. Other than with respect to the exercise price and the number of shares of CLS Holdings Common Stock underlying the Exchanged Options, the Exchanged Options remain subject to the terms and conditions of the Legacy Comera option awards issued pursuant to the 2021 Plan. The Exchanged Options are outstanding under and count against the number of shares reserved for issuance pursuant to the 2022 Equity and Incentive Plan (the “2022 Plan”). Following the closing of the Transaction, no additional awards may be granted under the 2021 Plan.

As of December 31, 2022, there are 1,168,441 Exchanged Options outstanding, included in the 2,152,641 shares per the table in Note 11, which are potentially exercisable for 1,168,441 shares of CLS Holdings Common Stock at a weighted-average exercise price of $0.59 per share.

2022 Equity and Incentive Plan

On May 10, 2022, the Company established the 2022 Plan, which provides for the grant of incentive stock options, non-statutory stock options, restricted stock awards, unrestricted stock awards, restricted stock units, stock appreciation rights, cash awards and dividend equivalent rights. Incentive stock options may be granted only to the Company’s employees, including officers. Non-statutory options, restricted stock awards, unrestricted stock awards, restricted stock units, stock appreciation rights, cash awards and dividend equivalent rights may be granted to employees, directors, consultants and key persons of the Company.

The total number of common shares authorized to be issued under the 2022 Plan was 2,059,839. The share pool will automatically increase on January 1 of each year by four percent of the number of shares of Stock outstanding on the immediately preceding December 31, or such lesser number of shares as approved by the board of directors. As of December 31, 2022, there were 2,152,641 options outstanding with a weighted-average exercise price of $1.67 and 57,198 shares available for future grants under the 2022 Plan.

Shares underlying awards that are forfeited, cancelled, reacquired by the Company prior to vesting, satisfied without the issuance of common stock, or are otherwise terminated under the 2022 Plan without having been fully exercised (including the Exchanged Options) will be available for future awards.

Stock Option Valuation

The assumptions that the Company used to determine the grant-date fair value of stock options granted were as follows, presented on a weighted-average basis:

	Year Ended December 31,
	2022	2021
Expected option life (years)	6.1	5.6
Risk-free interest rate	3.37%	0.90%
Expected volatility	64.20%	62.84%
Expected dividend yield	—%	—%

Stock Option Activity

The following table summarizes the Company’s stock option activity for the year ended December 31, 2022:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of December 31, 2021	2,689,935	$0.59		$767
Granted	984,200	2.96
Exercised	(1,385,310)	0.59
Cancelled or forfeited	(136,184)	0.59
Outstanding as of December 31, 2022	2,152,641	$1.67	9.1	$748
Exercisable as of December 31, 2022	484,444	$0.59	8.5	$310

The aggregate intrinsic value of stock options is calculated as the difference between the exercise price of the underlying stock options and the estimated fair value of the Company’s common stock for those stock options that had exercise prices lower than the estimated fair value of the Company’s common stock.

The weighted-average grant-date fair value of the Company’s stock options granted during the years ended December 31, 2022 and 2021 was $1.79 and $0.41, respectively.

As of December 31, 2022, total unrecognized compensation cost related to the unvested stock options was $1.9 million, which is expected to be recognized over a weighted-average period of 3.3 years.

Stock-Based Compensation

Stock-based compensation expense was allocated as follows:

	Year Ended December 31,
	2022	2021
Cost of revenue	$1,776	$19,876
Research and development	11,608	414,322
General and administrative	362,406	680,458
Total stock-based compensation	$375,790	$1,114,656